PowerShares Exchange-Traded Fund Trust II

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

May 29, 2014

BY EDGAR

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Ladies and Gentlemen:

PowerShares Exchange-Traded Fund Trust II

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

On behalf of PowerShares Exchange-Traded Fund Trust II, we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus, dated February 28, 2014, relating to the PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P Emerging Markets High Beta Portfolio, as supplemented May 8, 2014, and filed pursuant to Rule 497(e) under the Securities Act.

The purpose of this filing is to submit the data in XBRL format for the PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P Emerging Markets High Beta Portfolio.

Very truly yours,

POWERSHARES EXCHANGE-TRADED FUND TRUST II

/s/ Anna Paglia
Anna Paglia
Secretary